9. Direct taxes and contributions recoverable (Tables)	12 Months Ended
Dec. 31, 2017
Direct Taxes And Contributions Recoverable Tables
Schedule of direct taxes and contributions recoverable
	2017	2016

Income tax (“IR”) and social contribution (“CS”) (i)	434,823	431,005
PIS/COFINS (ii)	53,509	52,879
Other	44,211	51,820
	532,543	535,704

Current portion	(323,040)	(334,806)
Non-current portion	209,503	200,898